Proposed Public Offering	1 Months Ended
Mar. 31, 2026
Proposed Public Offering [Abstract]
Proposed Public Offering
NOTE 3 — PROPOSED PUBLIC OFFERING
Pursuant to the Proposed Public Offering, the Company intends to offer for sale 10,000,000 Units (or 11,500,000 Units if the underwriter’s over-allotment option is exercised in full) at a price of $10.00 per Unit. Each Unit will consist of one ordinary share and one-half
of one warrant (“Public Warrant”).